UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 89.8%
	CONSUMER DISCRETIONARY - 9.0%
3,358	BorgWarner, Inc. *	$260,614
4,977	Dollar Tree, Inc. *	250,443
5,156	Ltd Brands, Inc.	165,095
7,406	Macy's, Inc.	177,003
3,123	McDonald's Corp.	236,349
8,124	Newell Rubbermaid, Inc.	157,118
2,934	Ross Stores, Inc.	211,365
4,105	TJX Cos., Inc.	204,716
5,230	Viacom, Inc. - Class B	233,572
5,029	Walt Disney Co.	219,968
		2,116,243

	CONSUMER STAPLES - 8.1%
1,734	Church & Dwight Co., Inc.	130,813
6,057	Corn Products International, Inc.	295,703
4,030	Dr Pepper Snapple Group, Inc.	145,322
1,980	H.J. Heinz Co.	99,436
7,630	Hain Celestial Group, Inc. *	227,527
2,302	JM Smucker Co.	158,470
12,189	Kroger Co.	279,128
3,479	McCormick & Co., Inc.	165,774
3,456	PepsiCo, Inc.	219,180
3,674	Wal-Mart Stores, Inc.	190,975
		1,912,328

	ENERGY - 12.2%
2,342	Apache Corp.	291,860
1,578	Baker Hughes, Inc.	112,117
5,087	Chevron Corp.	527,776
5,253	Exxon Mobil Corp.	449,289
6,304	Halliburton Co.	295,910
3,577	Hess Corp.	311,306
4,700	Marathon Oil Corp.	233,120
1,389	Oil States International, Inc. *	101,105
3,252	Royal Dutch Shell PLC - ADR	234,534
2,204	Schlumberger Ltd.	205,898
1,722	Whiting Petroleum Corp. *	112,515
		2,875,430

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value
	FINANCIALS - 10.1%
3,554	Allied World Assurance Co. Holdings Ltd.	$219,317
3,565	American Express Co.	155,327
947	BlackRock, Inc.	193,179
5,121	Compass Diversified Holdings	83,011
3,491	Invesco Ltd.	93,698
3,697	Jones Lang LaSalle, Inc.	363,859
6,539	JPMorgan Chase & Co.	305,306
5,954	MetLife, Inc.	281,981
6,901	New York Community Bancorp, Inc.	128,773
2,423	PNC Financial Services Group, Inc.	149,499
3,651	Rayonier, Inc. - REIT	223,916
2,865	Travelers Cos., Inc.	171,699
		2,369,565

	HEALTH CARE - 12.5%
2,336	Abbott Laboratories	112,362
4,622	Agilent Technologies, Inc. *	194,494
2,687	CIGNA Corp.	113,042
2,750	Cooper Cos., Inc.	170,005
1,487	Laboratory Corp. of America Holdings *	134,023
2,945	Life Technologies Corp. *	157,175
2,003	McKesson Corp.	158,798
2,928	Medco Health Solutions, Inc. *	180,482
8,262	Merck & Co., Inc.	269,093
1,033	Mettler-Toledo International, Inc. *	177,025
3,232	Parexel International Corp. *	75,855
2,957	Perrigo Co.	226,004
11,696	Pfizer, Inc.	225,031
5,242	Sirona Dental Systems, Inc. *	264,511
6,195	Teva Pharmaceutical Industries Ltd. - ADR	310,370
3,123	Watson Pharmaceuticals, Inc. *	174,857
		2,943,127

	INDUSTRIALS - 7.9%
3,180	Acacia Research - Acacia Technologies *	93,238
1,355	Caterpillar, Inc.	139,470
2,222	Deere & Co.	200,313
4,978	Emerson Electric Co.	296,988
3,335	Illinois Tool Works, Inc.	180,424
1,670	Middleby Corp. *	149,749
2,595	Norfolk Southern Corp.	170,180
2,463	Raytheon Co.	126,130
1,957	Snap-On, Inc.	112,391
3,835	United Parcel Service, Inc. - Class B	283,023
1,682	Watsco, Inc.	108,624
		1,860,530

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value
	INFORMATION TECHNOLOGY - 20.4%
6,700	Altera Corp.	$280,462
878	Apple, Inc. *	310,118
2,566	CACI International, Inc. - Class A *	152,215
4,266	Ciena Corp. *	117,614
1,033	Coherent, Inc. *	63,788
6,620	eBay, Inc. *	221,803
15,405	EMC Corp. *	419,170
938	F5 Networks, Inc. *	110,693
7,114	Finisar Corp. *	291,816
706	Google, Inc. - Class A *	433,060
3,915	Hewlett-Packard Co.	170,811
7,722	Intel Corp.	165,791
1,653	International Business Machines Corp.	267,588
2,618	JDA Software Group, Inc. *	77,231
5,695	Maxim Integrated Products, Inc.	157,068
13,246	Mentor Graphics Corp. *	210,611
7,292	Novellus Systems, Inc. *	291,388
14,015	Nuance Communications, Inc. *	261,520
3,358	Open Text Corp. *	197,853
8,503	Oracle Corp.	279,749
1,682	Solera Holdings, Inc.	85,917
5,179	VeriFone Systems, Inc. *	235,334
		4,801,600

	MATERIALS - 3.4%
3,479	Albemarle Corp.	200,251
6,752	Barrick Gold Corp.	356,641
1,561	PPG Industries, Inc.	137,961
2,084	Scotts Miracle-Gro Co. - Class A	117,058
		811,911

	TELECOMMUNICATION SERVICES - 1.9%
9,979	AT&T, Inc.	283,204
6,132	Vodafone Group PLC - ADR	175,498
		458,702

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number of Shares		Value
	UTILITIES - 4.3%
3,565	California Water Service Group	$125,773
4,966	DPL, Inc.	129,215
3,123	Northeast Utilities	106,307
7,877	Pinnacle West Capital Corp.	332,646
2,491	Southern Co.	94,932
8,233	Westar Energy, Inc.	214,058
		1,002,931

	TOTAL COMMON STOCKS
	(Cost $16,212,410)	21,152,367

	EXCHANGE TRADED FUNDS - 6.0%
31,298	Financial Select Sector SPDR Fund	527,371
6,310	iShares Russell 2000 Index Fund	519,124
13,734	SPDR KBW Regional Banking	366,698
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $1,153,231)	1,413,193

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 4.1%
$979,843	UMB Money Market Fiduciary, 0.01%‡	979,843

	TOTAL SHORT TERM INVESTMENTS
	(Cost $979,843)	979,843

	TOTAL INVESTMENTS - 99.9%
	(Cost $18,345,484)	23,545,403
	Other Assets less liabilites - 0.1%	10,875
	TOTAL NET ASSETS - 100.0%	$23,556,278

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security
‡	The rate is the annualized seven-day yield at period end.

See Notes to Schedule of Investments

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Sector Breakdown	% of Total Net Assets
Information Technology	20.4%
Health Care	12.5%
Energy	12.2%
Financials	10.1%
Consumer Discretionary	9.0%
Consumer Staples	8.1%
Industrials	7.9%
Exchange-Traded Funds	6.0%
Utilities	4.3%
Short Term Investments	4.1%
Materials	3.4%
Telecommunication Services	1.9%
Total Investments	99.9%
Other Assets less liabilities	0.1%
Total Net Assets	100.0%

See Notes to Schedule of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 86.1%
	Net Assets
12,800	Bridgepoint Education, Inc. *+	$239,616
4,600	Dick's Sporting Goods, Inc. *+	170,844
10,500	Dollar Tree, Inc. *+	528,360
6,500	Fossil, Inc. *+	498,810
4,400	G-III Apparel Group Ltd. *+	173,008
20,400	Grupo Televisa S.A. - ADR *+	481,848
33,000	Interpublic Group of Cos., Inc.+	435,600
5,800	Kohl's Corp.+	312,562
10,400	Lennar Corp. - Class A+	209,664
22,000	Macy's, Inc.+	525,800
12,000	Modine Manufacturing Co. *+	177,600
10,000	Newell Rubbermaid, Inc.+	193,400
4,600	Ross Stores, Inc.+	331,384
10,000	TJX Cos., Inc.+	498,700
1,900	VF Corp.+	181,773
5,900	Viacom, Inc.+	263,494
4,100	Weight Watchers International, Inc.+	250,633
		5,473,096

	CONSUMER STAPLES - 9.1%
13,800	Coca-Cola Enterprises, Inc.+	362,940
12,100	Corn Products International, Inc.+	590,722
9,100	H.J. Heinz Co.+	457,002
13,400	Hain Celestial Group, Inc. *+	399,588
4,800	JM Smucker Co.+	330,432
20,700	Kroger Co.+	474,030
6,000	PepsiCo., Inc.+	380,520
		2,995,234

	FINANCIALS - 0.4%
4,000	MSCI, Inc. - Class A *+	142,000
		142,000

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value
	HEALTH CARE - 17.3%
6,000	Abbott Laboratories+	$288,600
10,500	Agilent Technologies, Inc. *+	441,840
5,300	AMERIGROUP Corp. *+	303,955
9,700	AmerisourceBergen Corp.+	367,727
3,200	Bio-Rad Laboratories, Inc. - Class A *+	365,312
4,300	CIGNA Corp. *+	180,901
6,800	Cooper Cos., Inc.+	420,376
8,000	Life Technologies Corp. *+	426,960
3,300	McKesson Corp.+	261,624
7,800	Medco Health Solutions, Inc. *+	480,792
13,800	Merck & Co., Inc.+	449,466
11,200	Orthofix International NV *+	353,920
9,700	Parexel International Corp. *+	227,659
8,700	Teva Pharmaceutical Industries Ltd. - ADR+	435,870
10,800	UnitedHealth Group, Inc.+	459,864
4,500	Watson Pharmaceuticals, Inc. *+	251,955
		5,716,821

	INDUSTRIALS - 20.2%
5,400	Clean Harbors, Inc. *+	496,152
4,800	Cummins, Inc.+	485,376
5,300	Deere & Co.+	477,795
16,650	Deluxe Corp.+	425,407
8,400	Emerson Electric Co.+	501,144
5,500	IDEX Corp.+	226,820
9,000	Insituform Technologies, Inc. - Class A *+	232,560
18,300	Korn/Ferry International *+	418,338
4,000	Lennox International, Inc.+	194,000
20,300	MasTec, Inc. *+	377,986
21,900	RR Donnelley & Sons Co.+	407,778
3,000	Snap-On, Inc.+	172,290
9,200	Textainer Group Holdings Ltd.+	325,220
5,900	Union Pacific Corp.+	562,919
5,800	United Parcel Service, Inc. - Class B+	428,040
7,000	United Technologies Corp.+	584,780
2,500	WW Grainger, Inc.+	333,025
		6,649,630

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value
	INFORMATION TECHNOLOGY - 15.3%
10,500	Altera Corp.+	$439,530
900	Apple, Inc. *+	317,889
29,500	Applied Materials, Inc.+	484,685
4,000	Cognex Corp.+	111,640
20,800	EMC Corp.*+	565,968
8,000	Hewlett-Packard Co.+	349,040
19,200	Intel Corp.+	412,224
2,750	International Business Machines Corp.+	445,170
5,300	Juniper Networks, Inc. *+	233,200
700	Mastercard, Inc. - Class A+	168,392
7,500	NetApp, Inc. *+	387,450
10,200	Nuance Communications, Inc. *+	190,332
16,200	Oracle Corp.+	532,980
4,100	QUALCOMM, Inc.+	244,278
3,700	Rogers Corp. *+	174,492
		5,057,270

	MATERIALS - 2.1%
3,400	Eastman Chemical Co.+	317,594
13,300	Harry Winston Diamond Corp. *+	162,792
3,000	Schnitzer Steel Industries, Inc. - Class A+	192,600
		672,986

	TELECOMMUNICATION SERVICES - 3.5%
19,300	AT&T, Inc.+	547,734
21,100	Vodafone Group PLC - ADR+	603,882
		1,151,616

	UTILITIES - 1.6%
11,100	OGE Energy Corp.+	533,910
		533,910

	TOTAL COMMON STOCKS
	(Cost $20,907,798)	28,392,563

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number of Shares		Value
	EXCHANGE TRADED FUNDS - 2.1%
13,400	Financial Select Sector SPDR Fund+	$225,790
7,200	SPDR KBW Regional Banking +	192,240
4,500	SPDR S&P Semiconductor +	274,095
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $582,843)	692,125

Prinicipal
Amount		Value
	SHORT TERM INVESTMENTS - 18.4%
$6,081,649	UMB Money Market Fiduciary, 0.01%‡+	6,081,649
	TOTAL SHORT TERM INVESTMENTS
	(Cost $6,081,649)	6,081,649

	TOTAL INVESTMENTS - 106.6%
	(Cost $27,572,290)	35,166,337
	Liabilities in excess of Other Assets - (6.6%)	(2,180,034)
	TOTAL NET ASSETS - 100%	$32,986,303

Number
of Shares		Value

SECURITIES SOLD SHORT
	COMMON STOCKS - 84.4%
	CONSUMER DISCRETIONARY - 16.8%
5,000	Apollo Group, Inc. *	226,300
6,700	Choice Hotels International, Inc.	258,754
6,100	Citi Trends, Inc. *	134,139
10,900	DISH Network Corp. *	253,425
12,800	Garmin Ltd.	434,560
7,900	K-Swiss, Inc. *	79,079
15,800	Lamar Advertising Co. - Class A *	612,566
21,500	Lowe's Cos., Inc.	562,655
3,100	Lululemon Athletica, Inc. *	240,529
10,800	Nordstrom, Inc.	488,808
300	NVR, Inc. *	218,358
12,000	Pulte Group, Inc. *	82,800
3,200	Royal Caribbean Cruises Ltd. *	140,128
19,300	Staples, Inc.	411,090
10,524	Target Corp.	553,036
10,700	Thomson Reuters Corp.	422,115
3,400	Toyota Motor Corp. - ADR	317,220
2,100	Yum! Brands, Inc.	105,693
		5,541,255

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value
	CONSUMER STAPLES - 10.8%
16,400	Campbell Soup Co.	$552,024
2,400	Coca-Cola Co.	153,408
16,700	ConAgra Foods, Inc.	386,772
8,100	Costco Wholesale Corp.	605,799
3,900	Energizer Holdings, Inc. *	260,637
11,700	Kellogg Co.	626,652
6,400	Kimberly-Clark Corp.	421,760
4,500	Lorillard, Inc.	345,465
3,100	Ralcorp Holdings, Inc. *	201,035
		3,553,552

	ENERGY - 0.7%
6,500	Overseas Shipholding Group, Inc.	219,440
		219,440

	FINANCIALS - 1.4%
38,500	Banco Santander S.A. - ADR	473,550
		473,550

	HEALTH CARE - 16.7%
10,100	Aetna, Inc.	377,336
8,100	Alere, Inc. *	312,984
7,300	Align Technology, Inc. *	152,205
8,200	Amsurg Corp.	193,766
7,300	AstraZeneca PLC - ADR	358,941
4,600	Baxter International, Inc.	244,490
4,400	Becton Dickinson and Co.	352,000
4,000	Charles River Laboratories International, Inc. *	145,760
11,900	Conceptus, Inc. *	167,314
6,100	DaVita, Inc. *	484,157
8,000	DENTSPLY International, Inc.	298,960
9,000	GlaxoSmithKline PLC - ADR	347,490
6,500	Humana, Inc. *	422,565
5,300	LHC Group, Inc.	158,258
8,500	Mindray Medical International Ltd.	230,180
9,900	Omnicare, Inc.	283,437
5,400	Pharmaceutical Product Development, Inc.	148,338
13,700	Valeant Pharmaceuticals International, Inc.	549,096
11,300	VCA Antech, Inc. *	282,952
		5,510,229

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value
	INDUSTRIALS - 14.5%
24,600	ABB Ltd. ADR	$602,946
35,000	AMR Corp. *	235,900
16,800	Arkansas Best Corp.	398,496
7,800	Cintas Corp.	219,336
2,800	Fastenal Co.	173,964
7,800	General Dynamics Corp.	593,736
8,700	Granite Construction, Inc.	247,950
17,100	Heartland Express, Inc.	283,689
10,700	Ingersoll-Rand PLC	484,710
11,600	Iron Mountain, Inc.	301,600
9,100	PACCAR, Inc.	456,183
17,600	Pitney Bowes, Inc.	443,168
12,000	Republic Services, Inc.	355,320
		4,796,998

	INFORMATION TECHNOLOGY - 18.1%
27,900	Advanced Micro Devices, Inc. *	256,959
5,800	ASML Holding NV	252,880
21,200	Broadridge Financial Solutions, Inc.	485,904
19,400	CA, Inc.	480,732
4,400	Citrix Systems, Inc. *	308,704
9,400	Cree, Inc. *	495,098
16,400	Dell, Inc. *	259,612
30,100	Emulex Corp. *	331,100
16,800	Flextronics International Ltd. *	135,912
5,300	Infosys Technologies Ltd. - ADR	353,510
20,700	Logitech International S.A. *	390,609
29,800	National Semiconductor Corp.	461,900
5,100	Renaissance Learning, Inc.	54,774
26,100	RF Micro Devices, Inc. *	195,750
6,400	SAP A.G. - ADR	386,560
16,300	Seagate Technology PLC *	207,010
3,600	Silicon Laboratories, Inc. *	163,440
28,400	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	349,036
31,700	Telefonaktiebolaget LM Ericsson - ADR	407,028
		5,976,518

	MATERIALS - 0.5%
8,000	Titanium Metals Corp. *	151,920
		151,920

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number
of Shares		Value
	TELECOMMUNICATION SERVICES - 3.3%
6,700	Telefonica SA	$171,319
37,900	Telefonos de Mexico SAB de CV - ADR	685,611
6,400	Verizon Communications, Inc.	236,288
		1,093,218

	UTILITIES - 1.6%
12,450	Exelon Corp.	519,912
		519,912

	TOTAL COMMON STOCKS
	(Proceeds $24,702,086)	27,836,592

	EXCHANGE TRADED FUNDS - 4.0%
8,900	iShares Dow Jones US Technology Sector Index Fund	607,959
3,900	iShares Russell 2000 Index Fund	320,853
5,300	SPDR S&P Metals & Mining	379,798
	TOTAL EXCHANGE TRADED FUNDS	1,308,610
	(Proceeds $1,094,925)

	TOTAL SECURITIES SOLD SHORT - 88.4%
	(Proceeds $25,797,011)	$29,145,202

ADR	American Depository Receipt
PLC	Public Limited Company

* Non-income producing security
+ Long security positions with a value of $35,166,337 have been segregated in connection with securities sold short.
‡ The rate is the annualized seven-day yield at period end.

See Notes to Schedule of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

% of Total
Sector Breakdown	Net Assets
Industrials	20.2%
Short Term Investments	18.4%
Health Care	17.3%
Consumer Discretionary	16.6%
Information Technology	15.3%
Consumer Staples	9.1%
Telecommunication Services	3.5%
Exchange-Traded Funds	2.1%
Materials	2.1%
Utilities	1.6%
Financials	0.4%
Total Investments	106.6%
Liabilities in excess of Other Assets	-6.6%
Total Net Assets	100.0%

See Notes to Schedule of Investments

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
February 28, 2011

Note 1 – Organization:
The Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund) and the Zacks Market Neutral Fund (each a “Fund” and collectively, the ‘‘Funds’’) are each organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Zacks All-Cap Core Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Zacks Market Neutral Fund’s investment objective is to generate positive returns in both rising and falling equity markets. The Zacks Market Neutral Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
February 28, 2011

Note 3 – Federal Income Tax Information:
At February 28, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund

Cost of Investments	$18,726,827	$27,739,791

Proceeds from Securities Sold Short	$-	$(25,278,627)

Gross Unrealized Appreciation	$4,953,608	$7,933,407
Gross Unrealized (Depreciation)	(135,032)	(4,373,436)
Net Unrealized Appreciation/(Depreciation) on Investments and Securities Sold Short	$4,818,576	$3,559,971

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
February 28, 2011

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2011, in valuing the Funds’ assets carried at fair value:

Zacks All-Cap Core Fund
	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stock1	$21,152,367	-	-	$21,152,367
Exchange Traded Funds	1,413,193	-	-	1,413,193
Short-term Investments	979,843	-	-	979,843
Total Investments in Securities	23,545,403	-	-	23,545,403
Other Financial Instruments	-	-	-	-
Totals	$23,545,403	-	-	$23,545,403

* The Fund did not hold any level 2 or level 3 securities during the period.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Zacks Market Neutral Fund - Long Securities
	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stock1	$28,392,563	-	-	$28,392,563
Exchange Traded Funds	692,125	-	-	692,125
Short-term Investments	6,081,649	-	-	6,081,649
Total Investments in Securities	35,166,337	-	-	35,166,337
Other Financial Instruments	-	-	-	-
Totals	$35,166,337	-	-	$35,166,337

* The Fund did not hold any level 2 or level 3 securities during the period.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
February 28, 2011

Zacks Market Neutral Fund - Securities Sold Short
	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stock1	$27,836,592	-	-	$27,836,592
Exchange Traded Funds	1,308,610	-	-	1,308,610
Short-term Investments	-	-	-	-
Total Investments in Securities	29,145,202	-	-	29,145,202
Other Financial Instruments	-	-	-	-
Totals	$29,145,202	-	-	$29,145,202

* The Fund did not hold any level 2 or level 3 securities during the period.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	April 21, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	April 21, 2011

* Print the name and title of each signing officer under his or her signature.